Leases (The Group as a lessee) (Leases recognized in profit or loss) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Interest on lease liabilities	¥ 169,696	¥ 202,264	¥ 171,573
Depreciation charge of right-of-use assets	749,383	785,518	¥ 734,827
Expense relating to short-term leases	111,886	103,817
Expense relating to leases of low-value assets	3,023	2,214
Total amount recognized in profit	¥ 1,033,988	¥ 1,093,813